Warrants (Details ) (Warrants [Member], USD $)	12 Months Ended
Dec. 31, 2014
Outstanding And Exercisable Warrants [Abstract]
Number of shares, warrants outstanding	1,507,451
Weighted average remaining contractual years, warrants outstanding	4 years 6 months 15 days
Weighted average exercise price, warrants outstanding	$ 4.54
Number of shares, warrants exercisable	1,507,451
Weighted average exercise price, warrants exercisable	$ 4.28
0.02 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 0.02
Number of shares, warrants outstanding	20,000
Weighted average remaining contractual years, warrants outstanding	5 years 6 months
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	20,000
Weighted average exercise price, warrants exercisable
3.50 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 3.50
Number of shares, warrants outstanding	358,512
Weighted average remaining contractual years, warrants outstanding	5 years
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	358,512
Weighted average exercise price, warrants exercisable
4.00 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 4.00
Number of shares, warrants outstanding	7,500
Weighted average remaining contractual years, warrants outstanding	1 year 10 months 2 days
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	7,500
Weighted average exercise price, warrants exercisable
5.00 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 5.00
Number of shares, warrants outstanding	635,834
Weighted average remaining contractual years, warrants outstanding	5 years 3 months 18 days
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	635,834
Weighted average exercise price, warrants exercisable
5.50 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 5.50
Number of shares, warrants outstanding	143,401
Weighted average remaining contractual years, warrants outstanding	5 years 6 months
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	143,401
Weighted average exercise price, warrants exercisable
6.00 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 6.00
Number of shares, warrants outstanding	150,000
Weighted average remaining contractual years, warrants outstanding	3 years 1 month 6 days
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	150,000
Weighted average exercise price, warrants exercisable
11.40 [Member]
Outstanding And Exercisable Warrants [Abstract]
Exercise price	$ 11.40
Number of shares, warrants outstanding	192,204
Weighted average remaining contractual years, warrants outstanding	1 year 5 months 9 days
Weighted average exercise price, warrants outstanding
Number of shares, warrants exercisable	192,204
Weighted average exercise price, warrants exercisable